Reportable Segments and Geographic Information - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 31,402	$ 36,218
APAC [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	11,843	14,167
Israel [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	11,017	10,871
Europe [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	6,604	8,544
North America [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 1,938	$ 2,636